PENSION AND OTHER POSTRETIREMENT BENEFITS - Balance Sheet Impact (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets
Postretirement benefit obligations other than pensions	$ (134)	$ (146)
Pension ongoing income—non-service | U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	13,290	17,391
Service cost	29	86	$ 105
Interest cost	645	380	306
Plan amendments	0	0
Actuarial (gains) losses	337	(3,135)
Benefits paid	(1,509)	(1,421)
Settlements and curtailments	0	(13)
Foreign currency translation	0	0
Other	0	2
Benefit obligation at end of year	12,792	13,290	17,391
Change in plan assets
Fair value of plan assets at beginning of year	17,005	20,560
Actual return on plan assets	1,070	(2,161)
Company contributions	28	37
Benefits paid	(1,509)	(1,421)
Settlements and curtailments	0	(13)
Foreign currency translation	0	0
Other	0	3
Fair value of plan assets at end of year	16,594	17,005	20,560
Funded status of plans	3,802	3,715
Prepaid pension benefit cost	4,052	3,970
Accrued pension liabilities - current	(26)	(28)
Accrued pension liabilities - noncurrent	(224)	(227)
Net amount recognized	3,802	3,715
Pension ongoing income—non-service | Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	4,400	6,999
Service cost	11	19	26
Interest cost	200	103	77
Plan amendments	0	0
Actuarial (gains) losses	191	(1,929)
Benefits paid	(250)	(261)
Settlements and curtailments	0	0
Foreign currency translation	165	(533)
Other	1	2
Benefit obligation at end of year	4,718	4,400	6,999
Change in plan assets
Fair value of plan assets at beginning of year	5,304	8,396
Actual return on plan assets	267	(2,187)
Company contributions	22	17
Benefits paid	(250)	(261)
Settlements and curtailments	0	0
Foreign currency translation	205	(664)
Other	1	3
Fair value of plan assets at end of year	5,549	5,304	8,396
Funded status of plans	831	904
Prepaid pension benefit cost	1,335	1,356
Accrued pension liabilities - current	(15)	(14)
Accrued pension liabilities - noncurrent	(489)	(438)
Net amount recognized	831	904
Other Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	133	196
Service cost	0	0	0
Interest cost	6	5	5
Plan amendments	0	0
Actuarial (gains) losses	3	(54)
Benefits paid	(26)	(14)
Benefit obligation at end of year	116	133	196
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	0	0
Benefits paid	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status of plans	(116)	(133)
Accrued pension liabilities - current	(12)	(21)
Postretirement benefit obligations other than pensions	(104)	(112)
Net amount recognized	(116)	(133)
Foreign plans excluded from postretirement benefits other than pensions	$ 30	$ 34